Power Income Fund
Power Income Fund
Investment Objectives:
The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~15 of the Fund’s Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Power Income Fund	Power Income Fund Class A	Power Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Power Income Fund		Power Income Fund Class A	Power Income Fund Class I
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses		1.90%	1.65%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Power Income Fund (USD $)	1-YEARS	3-YEARS	5-YEARS	10-YEARS
Power Income Fund Class A	683	1,067	1,475	2,611
Power Income Fund Class I	168	520	897	1,955

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 547 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing primarily in a diversified portfolio of income-producing high-yield fixed income securities commonly known as "junk" bonds and U.S. Treasury securities.  The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service ("Moody’s") or lower than BBB- by Standard and Poor’s Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality.  The adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in junk bonds or U.S. Treasury securities.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the Fund’s investment portfolio when it believes security prices will decline.  The adviser will hedge by (i) increasing allocations to cash equivalents or U.S. Treasury securities (ii) purchasing inverse mutual funds or inverse ETFs.  The adviser may invest in inverse funds linked to the S&P 500 Index when it believes this strategy will provide an effective hedge for junk bond holdings and may invest in inverse funds linked to U.S. Treasury securities when it believes this strategy will provide an effective hedge for interest rate risk.  Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds.  The Fund limits inverse investments, in total, to 50% of Fund assets.

The adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds.  The Fund may invest in mutual funds and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk or U.S. Treasury bond returns.  The Fund does not invest in derivatives directly and will limit investment in mutual funds and ETFs that invest primarily in derivatives to 50% of Fund assets.

The adviser buys traditional securities when it believes prices are stable or improving and sells them when it believes prices will fall.  The adviser buys and sells inverse securities for hedging purposes.  The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

•

Derivatives Risk.  Derivatives are subject to credit risk and liquidity risk.  Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.

•

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

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Hedging Risk.   Inverse S&P 500 Index-linked mutual funds and ETFs may not effectively hedge the Fund’s junk bond holdings.  Additionally, inverse U.S. Treasury-linked mutual funds and ETFs may not effectively hedge interest rate risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses on the hedging vehicle while also suffering losses on the junk or U.S. Treasury bonds that were intended to benefit from the hedge.

•

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

•

Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

•

Mutual Fund and ETF Risk.  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities.  Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

•

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.   ~~Updated performance information will be available at no cost by visiting www.powerincomefund.com or by calling 1-877-7-PWRINC.~~

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	3.06%
Worst Quarter:	3rd Quarter 2011	(3.72)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2012, was 7.49%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Power Income Fund	1 Year	Since Inception	Inception Date
Power Income Fund Class I	(7.45%)	(4.14%)	Sep. 14, 2010
Power Income Fund Class I After Taxes on Distributions	(8.54%)	(5.33%)
Power Income Fund Class I After Taxes on Distributions and Sale of Fund Shares	(4.81%)	(4.17%)
Power Income Fund Class A	(7.16%)	(3.99%)	Sep. 14, 2010
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	5.31%

After-tax returns were calculated using the historical highest in dividual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.